Prepayments and Other Assets, Net (Tables)	12 Months Ended
Dec. 31, 2025
Prepayments and Other Assets, Net [Line Items]
Schedule of Prepayments and Other Assets, Net
	As of December 31,
	2024	2025
	RMB	RMB
Loans receivable, net (Note (a))	668	—
Security deposits with real estate developers, net (Note(b))	21,905	17,801
Rental and other deposits, net (Note (c))	4,113	2,329
Other receivables, net (Note (d))	117,395	62,476
Prepayments and other assets, net	144,081	82,606

Schedule of Movement in the Allowance for Credit Losses of Loans Receivable

The following table sets forth the movement in the allowance for credit losses of loans receivable for the years ended December 31, 2023, 2024 and 2025:

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Balance at the beginning of the year	7,644	4,766	7
Provision of allowance for credit losses	1,702	7	—
Receivables written off for the year	(4,580)	(4,766)	(7)
Balance at the end of the year	4,766	7	—

Schedule of Sets Forth the Aging of Loans Receivable	The following table sets forth the aging of loans receivable as of December 31, 2024 and 2025:
	As of December 31,
	2024	2025
	RMB	RMB
Within 1 year	675	—
Loans receivable	675	—

Schedule of Security Deposits with Real Estate Developers, Net

(b) Security deposits with real estate developers, net

	As of December 31,
	2024	2025
	RMB	RMB
Security deposits with real estate developers	53,940	50,465
Less: allowance for credit losses	(32,035)	(32,664)
Security deposits with real estate developers, net	21,905	17,801

Schedule of Movement in the Allowance for Credit Losses of Security Deposits

The following table sets forth the movement in the allowance for credit losses of security deposits with real estate developers for the years ended December 31, 2023, 2024 and 2025:

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Balance at the beginning of the year	71,173	71,278	32,035
Provision of allowance for credit losses	105	472	2,350
Receivables written off for the year	—	(39,715)	(1,721)
Balance at the end of the year	71,278	32,035	32,664

Schedule of Rental and Other Deposits, Net

(c) Rental and other deposits, net

	As of December 31,
	2024	2025
	RMB	RMB
Rental and other deposits	8,072	6,288
Less: allowance for credit losses	(3,959)	(3,959)
Rental and other deposits, net	4,113	2,329

Schedule of Movement in the Allowance for Credit Losses of Rental and Other Deposits

The following table sets forth the movement in the allowance for credit losses of rental and other deposits for the years ended December 31, 2023, 2024 and 2025:

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Balance at the beginning of the year	3,984	3,959	3,959
Receivables written off for the year	(25)	—	—
Balance at the end of the year	3,959	3,959	3,959

Schedule of Other Receivables, Net	(d) Other receivables, net
	As of December 31,
	2024	2025
	RMB	RMB
Other receivables	137,811	72,979
Less: allowance for credit losses	(20,416)	(10,503)
Other receivables, net	117,395	62,476

Schedule of Allowance for Other Receivables

The following table sets forth the movement in the allowance for credit losses of other receivables for the years ended December 31, 2023, 2024 and 2025:

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Balance at the beginning of the year	—	—	20,416
Provision of allowance for credit losses	142,060	24,724	14,461
Receivables written off for the year	(142,060)	(4,308)	(24,374)
Balance at the end of the year	—	20,416	10,503

Loans Receivable [Member]
Prepayments and Other Assets, Net [Line Items]
Schedule of Loans Receivable, Net	(a) Loans receivable, net
	As of December 31,
	2024	2025
	RMB	RMB
Loans receivable	675	—
Less: allowance for credit losses	(7)	—
Loans receivable, net	668	—